PARENT COMPANY CONDENSED FINANCIAL STATEMENTS - STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income	$ 86	$ 2,102
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Net cash provided by operating activities	959	996
Investing activities:
Net cash provided by investing activities	4,878	15,947
Financing activities:
Repurchases of common stock	(310)	(2,041)
Dividends paid on common stock	(950)	(959)
Net cash used in financing activities	(8,813)	(6,326)
Net change in cash and cash equivalents	(2,976)	10,617
Cash and cash equivalents at beginning of year	32,898	22,281
Cash and cash equivalents at end of year	29,922	32,898
Supplemental noncash disclosures:
Accrued dividends		540
Parent Company
Operating activities:
Net income	86	2,102
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in undistributed net (income) loss of bank subsidiary	1,332	(2,133)
Change in other assets and liabilities	(51)	(196)
Net cash provided by operating activities	1,367	(227)
Investing activities:
ESOP loan repayment	24	23
Net cash provided by investing activities	24	23
Financing activities:
Repurchases of common stock	(310)	(2,041)
Dividends paid on common stock	(950)	(959)
Net cash used in financing activities	(1,260)	(3,000)
Net change in cash and cash equivalents	131	(3,204)
Cash and cash equivalents at beginning of year	2,412	5,616
Cash and cash equivalents at end of year	$ 2,543	2,412
Supplemental noncash disclosures:
Accrued dividends		$ 540